                           THE BLDRS INDEX FUNDS TRUST


                          BLDRS ASIA 50 ADR INDEX FUND
                   BLDRS DEVELOPED MARKETS 100 ADR INDEX FUND
                    BLDRS EMERGING MARKETS 50 ADR INDEX FUND
                         BLDRS EUROPE 100 ADR INDEX FUND

                             A UNIT INVESTMENT TRUST

                                  ANNUAL REPORT

                               SEPTEMBER 30, 2005


















    "BLDRS" and "Baskets of Listed Depositary ReceiptS" are service marks of
                              The Bank of New York

                            BLDRS INDEX FUNDS TRUST

                               Table of Contents

THE BLDRS INDEX FUNDS TRUST

     Introduction                                          1
     Schedule of Investments                               2
     Financial Statements                                  16
     Financial Highlights                                  26
     Notes to Financial Statements                         29

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM    39

SUPPLEMENTAL INFORMATION                                   40

                           The BLDRS Index Funds Trust

This annual report provides information about the four Funds. The BLDRS Asia 50 ADR Index Fund seeks to track The BNY Asia 50 ADR Index(SM); The BLDRS Developed Markets 100 ADR Index Fund seeks to track The BNY Developed Markets 100 ADR Index(SM); The BLDRS Emerging Markets 50 ADR Index Fund seeks to track The BNY Emerging Markets 50 ADR Index(SM); and The BLDRS Europe 100 ADR Index Fund seeks to track The BNY Europe 100 ADR Index(SM). Each fund will normally hold at least 95% of its total assets in Depositary Receipts that comprise its relevant benchmark BNY ADR Index, and will seek to correspond generally, before fees and expenses, to the price and yield performance, of its relevant
BNY ADR Index benchmark.

BLDRS Asia 50 ADR Index Fund

The BLDRS Asia 50 ADR Index Fund seeks to track The BNY Asia 50 ADR Index(SM). The BNY Asia 50 ADR Index includes 50 component Depositary Receipts as of September 30, 2005 representing the securities issued by 50 of the most actively traded companies from the Asian market having a free-float market capitalization ranging from $5 billion to $140 billion.

BLDRS Developed Markets 100 ADR Index Fund

The BLDRS Developed Markets 100 ADR Index Fund seeks to track The BNY Developed Markets 100 ADR Index(SM). The BNY Developed Markets 100 ADR Index includes 100 component Depositary Receipts as of September 30, 2005 representing the securities issued by 100 of the most actively traded companies from the international developed markets having a free-float market capitalization ranging from $10 billion to over $260 billion.

BLDRS Emerging Markets 50 ADR Index Fund

The BLDRS Emerging Markets 50 ADR Index Fund seeks to track The BNY Emerging Markets 50 ADR Index(SM). The BNY Emerging Markets 50 ADR Index includes 50 component Depositary Receipts as of September 30, 2005 representing the securities issued by 50 of the most actively traded companies from the international and emerging markets having a free-float market capitalization ranging from approximately $3 billion to over $30 billion.

BLDRS Europe 100 ADR Index Fund

The BLDRS Europe 100 ADR Index Fund seeks to track The BNY Europe 100 ADR Index(SM). The BNY Europe 100 ADR Index includes 100 component Depositary Receipts as of September 30, 2005 representing the securities issued by 100 of the most actively traded companies from the European market having a free-float market capitalization ranging from $5 billion to over $260 billion.

                          BLDRS Asia 50 ADR Index Fund
                                     of the
                             BLDRS Index Funds Trust

                             Schedule of Investments

                               September 30, 2005

DEPOSITARY RECEIPTS                                                     SHARES          VALUE
-------------------                                                 -------------   -------------
Toyota Motor Corporation                                                   52,897   $   4,886,096
Mitsubishi Tokyo Financial Group, Inc.                                    334,077       4,353,023
BHP Billiton Ltd.                                                          61,378       2,097,900
Honda Motor Co., Ltd.                                                      63,298       1,797,663
Canon Inc.                                                                 28,328       1,537,077
National Australia Bank Ltd.                                               10,719       1,346,842
Matsushita Electric Industrial Co., Ltd.                                   76,536       1,309,531
Australia and New Zealand Banking Group Ltd.                               12,499       1,146,283
Sony Corporation                                                           34,101       1,131,812
NTT Docomo, Inc.                                                           60,669       1,090,829
Taiwan Semiconductor Manufacturing Co., Ltd.*                             126,922       1,043,299
Nomura Holdings, Inc.                                                      66,461       1,032,804
Westpac Banking Corporation                                                12,773       1,032,697
Nissan Motor Co., Ltd.                                                     41,737         959,116
Millea Holdings, Inc.                                                      11,751         949,951
Nippon Telegraph & Telephone Corporation                                   33,741         837,452
Hitachi Ltd.                                                               11,401         722,709
China Mobile (Hong Kong) Ltd.                                              28,327         697,977
Mitsui and Company Ltd.                                                     2,707         680,161
Kookmin Bank                                                               11,452         678,531
Infosys Technologies Ltd.                                                   8,629         640,962
POSCO                                                                      10,972         620,576
Fuji Photo Film Co., Ltd.                                                  17,431         578,186
Petrochina Company Ltd.                                                     6,309         525,981
Kyocera Corporation                                                         6,415         449,178
Rinker Group Ltd.                                                           6,467         411,366
NEC Corporation                                                            68,300         370,186
Shinhan Financial Group Co., Ltd.                                           5,310         368,249
Kirin Brewery Company Ltd.                                                 33,054         365,908
United Microelectronics Corporation*                                      100,654         362,354
SK Telecom Co., Ltd.                                                       15,324         334,676
Coles Myer, Ltd.                                                            5,323         332,475
TDK Corporation                                                             4,526         325,057

                          BLDRS Asia 50 ADR Index Fund
                                     of the
                             BLDRS Index Funds Trust

                        Schedule of Investments (continued)

                               September 30, 2005

DEPOSITARY RECEIPTS                                      SHARES            VALUE
-------------------                                      ------            -----
Korea Electric Power Corporation                             17,239   $      305,303
Telecom Corporation of New Zealand Ltd.                       8,370          281,232
CNOOC Ltd.                                                    3,788          273,456
Kubota Corporation                                            7,562          264,897
Icici Bank Ltd.                                               9,370          264,703
China Petroleum & Chemical Corporation                        5,742          259,883
Nidec Corporation                                             8,199          250,070
Chunghwa Telecom Co., Ltd.                                   13,206          244,443
Telstra Corporation Ltd.                                     14,877          231,635
Advantest Corporation                                        11,272          221,044
KT Corporation                                                9,552          214,920
AU Optronics Corporation*                                    14,964          193,933
Santos Ltd.                                                   5,051          191,887
Alumina Ltd.                                                  9,957          188,088
China Life Insurance Co., Ltd.*                               5,997          185,067
China Telecom Corporation Ltd.*                               4,749          178,990
P.T. Telekomunikasi Indonesia Tbk                             8,418          175,179

                                                                      --------------
Total Investments (Cost $33,019,159)                                  $   38,941,637
                                                                      ==============

                          BLDRS Asia 50 ADR Index Fund
                                     of the
                             BLDRS Index Funds Trust

                        Schedule of Investments (continued)

                               September 30, 2005

The securities of the Fund's investment portfolio categorized by sector group, as a percentage of total investments at value, were as follows:

SECTOR CLASSIFICATION                                    VALUE          PERCENTAGE
---------------------                                -------------------------------
Banks                                                $    9,190,328            23.60%
Automobiles & Parts                                       7,642,875            19.63%
Technology Hardware & Equipment                           3,533,960             9.08%
Leisure Goods                                             3,019,529             7.75%
Fixed Line Telecommunications                             2,163,851             5.56%
Mobile Telecommunications                                 2,123,482             5.45%
Mining                                                    2,097,900             5.39%
Electronic & Electrical Equipment                         1,940,947             4.98%
Oil & Gas Producers                                       1,251,207             3.21%
General Finance                                           1,032,804             2.65%
Support Services                                            680,161             1.75%
Software & Computer Services                                640,962             1.65%
Other Sectors                                             3,623,631             9.30%
                                                     -------------------------------
Total                                                $   38,941,637           100.00%
                                                     ===============================

  * Non-income producing security for the year ended September 30, 2005.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                   BLDRS Developed Markets 100 ADR Index Fund
                                     of the
                             BLDRS Index Funds Trust

                             Schedule of Investments

                               September 30, 2005

DEPOSITARY RECEIPTS                                                    SHARES           VALUE
-------------------                                                 -------------   -------------
BP plc                                                                     34,240   $   2,425,904
HSBC Holdings PLC                                                          20,877       1,695,839
Vodafone Group PLC                                                         58,798       1,526,984
Total S.A.                                                                 10,845       1,472,968
GlaxoSmithKline plc                                                        27,647       1,417,738
Toyota Motor Corporation                                                   14,379       1,328,188
Royal Dutch Shell PLC (A shs)                                              19,364       1,271,053
Mitsubishi Tokyo Financial Group, Inc.                                     90,812       1,183,280
Novartis AG                                                                23,073       1,176,723
Royal Dutch Shell PLC (B shs)                                              12,834         883,878
UBS AG*                                                                     9,080         776,340
Sanofi-Aventis                                                             18,594         772,581
Santander Central Hispano S.A.                                             58,177         766,191
AstraZeneca PLC                                                            14,972         705,181
ENI SPA                                                                     4,736         701,402
Nokia Corporation                                                          41,243         697,419
Telefonica, S.A.                                                           13,580         669,765
Barclays PLC                                                               15,026         612,760
Siemens AG                                                                  7,783         601,859
E.ON AG                                                                    19,311         593,813
BHP Billiton Ltd.                                                          16,684         570,259
Banco Bilbao Vizcaya Argentaria, S.A.                                      31,541         553,229
ING Groep N.V.                                                             18,458         549,864
Ericsson LM Telephone Company*                                             13,789         507,987
Credit Suisse Group                                                        11,293         502,313
Allianz Aktiengesellschaft                                                 36,824         497,492
Honda Motor Co., Ltd.                                                      17,206         488,650
France Telecom                                                             16,183         465,261
Deutsche Bank AG*                                                           4,815         450,299
Deutsche Telekom AG                                                        24,600         448,704
Lloyds TSB Group PLC                                                       13,024         432,788
DaimlerChrysler AG*                                                         8,093         429,900
Anglo American Plc                                                         13,896         419,659
Canon Inc.                                                                  7,700         417,802
ABN AMRO Holding N.V.                                                      17,180         412,320
Rio Tinto PLC                                                               2,486         408,450

                   BLDRS Developed Markets 100 ADR Index Fund
                                     of the
                             BLDRS Index Funds Trust

                       Schedule of Investments (continued)

                               September 30, 2005

DEPOSITARY RECEIPTS                                      SHARES            VALUE
-------------------                                      ------            -----
Diageo Plc                                                    6,869   $      398,471
AXA                                                          14,160          389,825
Unilever N.V.                                                 5,317          379,900
BHP Billiton PLC                                             11,479          373,068
BASF Aktiengesellschaft                                       4,875          367,575
National Australia Bank Ltd.                                  2,914          366,144
Matsushita Electric Industrial Co., Ltd.                     20,805          355,974
SAP AG                                                        7,875          341,224
Enel S.p.A.                                                   7,754          332,724
Telecom Italia S.p.A                                         10,198          332,455
Koninklijke Philips Electronics N.V.*                        12,242          326,617
Vivendi Universal*                                            9,978          326,580
BG Group plc                                                  6,589          314,229
BT Group plc                                                  7,889          312,720
Australia and New Zealand Banking Group Ltd.                  3,398          311,631
Sony Corporation                                              9,270          307,671
British American Tobacco PLC                                  7,082          299,852
NTT Docomo, Inc.                                             16,492          296,526
Repsol YPF SA                                                 9,173          296,380
Unilever PLC                                                  6,771          285,872
Nomura Holdings, Inc.                                        18,066          280,746
Westpac Banking Corporation                                   3,472          280,711
Suez                                                          9,284          269,422
Nissan Motor Co., Ltd.                                       11,345          260,708
Millea Holdings, Inc.                                         3,194          258,203
Bayer AG                                                      6,794          250,019
Groupe Danone                                                11,319          246,754
Endesa SA                                                     8,962          239,913
National Grid Plc                                             5,047          236,957
Nippon Telegraph & Telephone Corporation                      9,172          227,649
Prudential PLC                                               11,087          204,223
Imperial Tobacco Group PLC                                    3,391          197,187
Cadbury Schweppes PLC                                         4,841          197,174
Hitachi Ltd.                                                  3,099          196,446
Aegon NV                                                     13,071          194,758
Mitsui and Company Ltd.                                         736          184,927

                   BLDRS Developed Markets 100 ADR Index Fund
                                     of the
                             BLDRS Index Funds Trust

                       Schedule of Investments (continued)

                               September 30, 2005

DEPOSITARY RECEIPTS                                      SHARES            VALUE
-------------------                                      ------            -----
Allied Irish Banks PLC                                        4,272   $      182,414
Scottish Power PLC                                            4,339          174,601
Alcatel                                                      12,146          162,999
Royal KPN N.V.*                                              17,498          157,482
Fuji Photo Film Co., Ltd.                                     4,738          157,159
Norsk Hydro ASA                                               1,353          150,521
Statoil ASA                                                   5,863          144,757
Lafarge                                                       6,533          144,575
Bank of Ireland                                               2,260          143,510
Sanpaolo IMI S.p.A.                                           4,581          142,515
CRH PLC                                                       4,939          134,207
ABB Ltd.*                                                    17,505          128,837
National Bank of Greece S.A.*                                15,421          122,443
Kyocera Corporation                                           1,744          122,115
WPP Group PLC                                                 2,350          120,132
Wolseley plc*                                                 2,754          118,394
Veolia Environnement*                                         2,664          113,113
Rinker Group Ltd.                                             1,758          111,826
Novo Nordisk A/S                                              2,237          110,910
British Sky Broadcasting Group PLC                            2,796          110,414
Akzo Nobel NV                                                 2,529          110,391
Koninklijke Ahold NV*                                        14,463          109,774
Reed Elsevier, PLC                                            2,966          109,416
Schering Aktiengesellschaft                                   1,614          102,328
NEC Corporation                                              18,566          100,628
UPM Kymmene Corporation                                       4,867           97,924
Syngenta AG                                                   4,613           96,873
STMicroelectronics NV                                         5,555           95,990

                                                                      --------------
Total Investments (cost $38,771,317)                                  $   42,852,326
                                                                      ==============

                   BLDRS Developed Markets 100 ADR Index Fund
                                     of the
                             BLDRS Index Funds Trust

                       Schedule of Investments (continued)

                               September 30, 2005

The securities of the Fund's investment portfolio categorized by sector group, as a percentage of total investments at value, were as follows:

SECTOR CLASSIFICATION                                    VALUE          PERCENTAGE
---------------------                                -------------------------------
Banks                                                $    8,934,727            20.85%
Oil & Gas Producers                                       7,510,571            17.53%
Pharmaceuticals & Biotechnology                           4,285,461            10.00%
Fixed Line Telecommunications                             2,614,036             6.10%
Automobiles & Parts                                       2,507,446             5.85%
Technology Hardware & Equipment                           1,982,825             4.63%
Mobile Telecommunications                                 1,823,510             4.26%
Mining                                                    1,771,436             4.13%
Leisure Goods                                             1,147,421             2.68%
Food Producers                                            1,109,700             2.59%
Electronic & Electrical Equipment                         1,049,257             2.45%
Gas, Water & Multiutilities                                 976,348             2.28%
Life Insurance                                              948,845             2.21%
Chemicals                                                   824,858             1.92%
Media                                                       666,542             1.56%
Tobacco                                                     497,039             1.16%
Beverages                                                   398,471             0.93%
Food & Drug Retailers                                       109,774             0.26%
Other Sectors                                             3,694,059             8.61%
                                                     -------------------------------
Total                                                $   42,852,326           100.00%
                                                     ===============================

  * Non-income producing security for the year ended September 30, 2005.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                    BLDRS Emerging Markets 50 ADR Index Fund
                                     of the
                             BLDRS Index Funds Trust

                             Schedule of Investments

                               September 30, 2005

DEPOSITORY RECEIPTS                                                     SHARES          VALUE
-------------------                                                 -------------   -------------
Taiwan Semiconductor Manufacturing Co., Ltd.*                           1,646,338   $  13,532,898
Petroleo Brasileiro SA (PDS)                                              171,840      10,954,800
America Movil SA de CV                                                    405,273      10,666,785
Teva Pharmaceutical Industries Ltd.                                       279,897       9,354,158
China Mobile (Hong Kong) Ltd.                                             367,434       9,053,574
Petroleo Brasileiro SA                                                    124,699       8,914,732
Kookmin Bank                                                              148,548       8,801,469
Infosys Technologies Ltd.                                                 111,935       8,314,532
Sasol Ltd                                                                 209,628       8,110,507
POSCO                                                                     142,319       8,049,563
Companhia Vale Do Rio Doce (PDS)                                          184,530       7,180,062
Petrochina Company Ltd.                                                    81,832       6,822,334
Cemex SA de CV                                                            121,055       6,331,177
Companhia Vale Do Rio Doce                                                136,481       5,986,057
Banco Itau Holding Financeira S.A.                                         43,934       5,213,208
Telefonos de Mexico SA de CV                                              239,475       5,093,633
Banco Bradesco SA                                                         103,298       5,053,338
Shinhan Financial Group Co., Ltd.                                          68,872       4,776,273
United Microelectronics Corporation*                                    1,305,605       4,700,178
SK Telecom Co., Ltd.                                                      198,767       4,341,071
Korea Electric Power Corporation                                          223,610       3,960,133
CNOOC Ltd.                                                                 49,129       3,546,623
Icici Bank Ltd.                                                           121,540       3,433,505
China Petroleum & Chemical Corporation                                     74,484       3,371,146
Grupo Televisa SA*                                                         46,764       3,353,447
Chunghwa Telecom Co., Ltd.                                                171,294       3,170,652
Tenaris SA                                                                 22,947       3,163,015
Mobile Telesystems OJSC                                                    70,074       2,850,610
KT Corporation                                                            123,907       2,787,908
Companhia de Bebidas das Americas-AMBEV                                    73,226       2,722,543
AU Optronics Corporation*                                                 194,100       2,515,536
Unibanco - Uniao de Bancos Brasileiros SA                                  45,699       2,403,767
China Life Insurance Co., Ltd.*                                            77,783       2,400,383

                    BLDRS Emerging Markets 50 ADR Index Fund
                                     of the
                             BLDRS Index Funds Trust

                       Schedule of Investments (continued)

                               September 30, 2005

DEPOSITARY RECEIPTS                                      SHARES            VALUE
-------------------                                      ------            -----
Anglogold Ashanti Ltd.                                       56,382   $    2,392,288
China Telecom Corporation Ltd.*                              61,597        2,321,591
P.T. Telekomunikasi Indonesia Tbk.                          109,193        2,272,306
Fomento Economico Mexicano SA                                31,976        2,235,762
Satyam Computer Services Ltd.                                71,342        2,155,955
Gold Fields Ltd                                             138,321        2,009,804
OAO Tatneft                                                  31,008        1,995,365
Tele Norte Leste Participacoes SA                           115,949        1,916,637
Vimpel Communications OJSC*                                  41,519        1,845,104
Naspers Limited                                             114,183        1,826,928
Telkom SA Limited                                            22,791        1,779,977
HDFC Bank Ltd                                                33,472        1,713,766
LG.Philips LCD Co., Ltd.                                     80,899        1,663,284
Companhia Siderurgica Nacional                               68,159        1,582,652
Embraer-Empresas Brasileira de Aeronautica SA                40,819        1,575,613
Companhia Energetica de Minas Gerais - CEMIG                 40,516        1,542,849
China Netcom Group Corporation (Hong Kong) Limited           43,021        1,477,341

                                                                      --------------
Total Investments (Cost $210,916,673)                                 $  223,236,839
                                                                      ==============

                    BLDRS Emerging Markets 50 ADR Index Fund
                                     of the
                             BLDRS Index Funds Trust

                       Schedule of Investments (continued)

                               September 30, 2005

The securities of the Fund's investment portfolio categorized by sector group, as a percentage of total investments at value, were as follows:

SECTOR CLASSIFICATION                                    VALUE          PERCENTAGE
---------------------                                -------------------------------
Oil & Gas Producers                                  $   43,715,507            19.58%
Banks                                                    31,395,326            14.06%
Mobile Telecommunications                                28,757,144            12.88%
Industrial Metals                                        25,961,349            11.63%
Fixed Line Telecommunications                            20,820,045             9.33%
Technology Hardware & Equipment                          18,233,076             8.17%
Software & Computer Services                             10,470,487             4.69%
Pharmaceuticals & Biotechnology                           9,354,158             4.19%
Construction & Materials                                  6,331,177             2.84%
Electricity                                               5,502,982             2.47%
Media                                                     5,180,375             2.32%
Beverages                                                 4,958,305             2.22%
Electronic & Electrical Equipment                         4,178,820             1.87%
Life Insurance                                            2,400,383             1.08%
Other Sectors                                             5,977,705             2.67%
                                                     -------------------------------
Total                                                $  223,236,839           100.00%
                                                     ===============================

  * Non-income producing security for the year ended September 30, 2005.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                         BLDRS Europe 100 ADR Index Fund
                                     of the
                             BLDRS Index Funds Trust

                             Schedule of Investments

                               September 30, 2005

DEPOSITORY RECEIPTS                                                    SHARES           VALUE
-------------------                                                 -------------   -------------
BP plc                                                                     26,753   $   1,895,450
HSBC Holdings PLC                                                          16,312       1,325,024
Vodafone Group PLC                                                         45,942       1,193,114
Total S.A.                                                                  8,474       1,150,939
GlaxoSmithKline plc                                                        21,602       1,107,751
Royal Dutch Shell PLC (A shs)                                              15,130         993,133
Novartis AG                                                                18,029         919,479
Royal Dutch Shell PLC (B shs)                                              10,028         690,628
UBS AG*                                                                     7,095         606,622
Sanofi-Aventis                                                             14,528         603,638
Santander Central Hispano S.A.                                             45,457         598,669
AstraZeneca PLC                                                            11,698         550,976
ENI SPA                                                                     3,700         547,970
Nokia Corporation                                                          32,225         544,925
Telefonica, S.A.                                                           10,611         523,334
Barclays PLC                                                               11,740         478,757
Siemens AG                                                                  6,081         470,244
E.ON AG                                                                    15,089         463,987
Banco Bilbao Vizcaya Argentaria, S.A.                                      24,645         432,273
ING Groep N.V.                                                             14,422         429,631
Ericsson LM Telephone Company*                                             10,774         396,914
Credit Suisse Group                                                         8,824         392,492
Allianz Aktiengesellschaft                                                 28,773         388,723
France Telecom                                                             12,644         363,515
Deutsche Bank AG*                                                           3,762         351,822
Deutsche Telekom AG                                                        19,222         350,609
Lloyds TSB Group PLC                                                       10,176         338,148
DaimlerChrysler AG*                                                         6,323         335,878
Anglo American Plc                                                         10,857         327,881
ABN AMRO Holding N.V.                                                      13,424         322,176
Rio Tinto PLC                                                               1,943         319,235
Diageo Plc                                                                  5,367         311,340
AXA                                                                        11,064         304,592
Unilever N.V.                                                               4,154         296,803
BHP Billiton PLC                                                            8,969         291,493
BASF Aktiengesellschaft                                                     3,809         287,199

                         BLDRS Europe 100 ADR Index Fund
                                     of the
                             BLDRS Index Funds Trust

                       Schedule of Investments (continued)

                               September 30, 2005

DEPOSITARY RECEIPTS                                      SHARES            VALUE
-------------------                                      ------            -----
SAP AG                                                        6,153   $      266,609
Enel S.p.A.                                                   6,058          259,949
Telecom Italia S.p.A.                                         7,968          259,757
Vivendi Universal*                                            7,797          255,196
Koninklijke Philips Electronics N.V.*                         9,565          255,194
BG Group plc                                                  5,149          245,556
BT Group plc                                                  6,164          244,341
British American Tobacco PLC                                  5,533          234,267
Repsol YPF SA                                                 7,167          231,566
Unilever PLC                                                  5,290          223,344
Suez                                                          7,254          210,511
Bayer AG                                                      5,308          195,334
Groupe Danone                                                 8,844          192,799
Endesa SA                                                     7,003          187,470
National Grid Plc                                             3,943          185,124
Prudential PLC                                                8,663          159,572
Imperial Tobacco Group PLC                                    2,650          154,098
Cadbury Schweppes PLC                                         3,783          154,082
Aegon NV                                                     10,213          152,174
Allied Irish Banks PLC                                        3,338          142,533
Scottish Power PLC                                            3,390          136,414
Alcatel                                                       9,490          127,356
Royal KPN N.V.*                                              13,672          123,048
Norsk Hydro ASA                                               1,057          117,591
Statoil ASA                                                   4,581          113,105
Lafarge                                                       5,104          112,952
Bank of Ireland                                               1,766          112,141
Sanpaolo IMI S.p.A.                                           3,579          111,343
CRH PLC                                                       3,859          104,861
ABB Ltd.*                                                    13,678          100,670
National Bank of Greece S.A.*                                12,050           95,677
WPP Group PLC                                                 1,836           93,856
Wolseley plc*                                                 2,152           92,514
Veolia Environnement*                                         2,082           88,402
Novo Nordisk A/S                                              1,748           86,666
British Sky Broadcasting Group PLC                            2,185           86,286

                         BLDRS Europe 100 ADR Index Fund
                                     of the
                             BLDRS Index Funds Trust

                       Schedule of Investments (continued)

                               September 30, 2005

DEPOSITARY RECEIPTS                                      SHARES            VALUE
-------------------                                      ------            -----
Akzo Nobel NV                                                 1,976   $       86,252
Koninklijke Ahold NV*                                        11,301           85,775
Reed Elsevier, PLC                                            2,318           85,511
Schering Aktiengesellschaft                                   1,261           79,947
TDC A/S*                                                      2,884           77,810
UPM Kymmene Corporation                                       3,803           76,516
Syngenta AG                                                   3,605           75,705
TNT NV                                                        3,006           75,421
STMicroelectronics NV                                         4,341           75,012
The BOC Group Plc.                                            1,819           74,215
United Utilities plc                                          3,009           70,501
Reuters Group PLC                                             1,732           68,605
Pearson Plc                                                   5,833           68,421
Volvo AB                                                      1,545           67,428
Gallaher Group PLC                                            1,070           66,436
Reed Elsevier NV                                              2,382           65,862
Carnival Plc                                                  1,240           64,852
Portugal Telecom SGPS SA                                      6,875           62,563
Stora Enso OYJ                                                4,311           59,621
ASML Holding N.V.*                                            3,518           58,082
Smith & Nephew Group*                                         1,365           57,958
Hanson plc                                                    1,062           55,224
Telenor ASA*                                                  1,903           51,286
Telekom Austria AG                                            1,268           50,593
International Power PLC                                       1,071           48,056
Cable and Wireless Public Ltd Co.                             5,802           43,631
Adecco SA                                                     3,813           43,621
Thomson                                                       1,872           39,087

                                                                      --------------
Total Investments (Cost $26,274,077)                                  $   28,651,713
                                                                      ==============

                         BLDRS Europe 100 ADR Index Fund
                                     of the
                             BLDRS Index Funds Trust

                       Schedule of Investments (continued)

                               September 30, 2005

The securities of the Fund's investment portfolio categorized by sector group, as a percentage of total investments at value, were as follows:

SECTOR CLASSIFICATION                                    VALUE          PERCENTAGE
---------------------                                -------------------------------
Oil & Gas Producers                                  $    5,868,347            20.48%
Banks                                                     5,307,677            18.52%
Pharmaceuticals & Biotechnology                           3,348,457            11.69%
Fixed Line Telecommunications                             2,150,487             7.51%
Technology Hardware & Equipment                           1,202,289             4.20%
Mobile Telecommunications                                 1,193,114             4.16%
Mining                                                      938,609             3.28%
Food Producers                                              867,028             3.03%
Gas, Water & Multiutilities                                 833,401             2.91%
Media                                                       762,822             2.66%
Life Insurance                                              741,377             2.59%
Chemicals                                                   718,705             2.51%
Electronic & Electrical Equipment                           570,914             1.99%
Tobacco                                                     454,801             1.59%
Automobiles & Parts                                         335,878             1.17%
Beverages                                                   311,340             1.09%
Software & Computer Services                                266,609             0.92%
Food & Drug Retailers                                        85,775             0.30%
Other Sectors                                             2,694,083             9.40%
                                                     -------------------------------
Total                                                $   28,651,713           100.00%
                                                     ===============================

 * Non-income producing security for the year ended September 30, 2005.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                             BLDRS Index Funds Trust

                      Statements of Assets and Liabilities

                                                                                                             BLDRS
                                                                                        BLDRS              DEVELOPED
                                                                                       ASIA 50          MARKETS 100 ADR
                                                                                   ADR INDEX FUND         INDEX FUND
                                                                                    SEPTEMBER 30,        SEPTEMBER 30,
                                                                                        2005                 2005
                                                                                   --------------------------------------
ASSETS:
  Investment in securities, at value (cost $33,019,159 and $38,771,317,
    respectively)                                                                  $      38,941,637    $      42,852,326
  Cash                                                                                        79,278              155,476
  Dividends receivable                                                                       156,288               91,141
  Receivable from securities sold                                                          1,312,044              374,336
                                                                                   --------------------------------------
  Total assets                                                                            40,489,247           43,473,279
                                                                                   --------------------------------------

LIABILITIES:
  Accrued expenses                                                                            31,792               16,481
  Payable to Trustee                                                                           3,051                3,486
  Distribution payable                                                                        82,820              200,058
  Payable for securities purchased                                                         1,326,778              383,703
                                                                                   --------------------------------------
  Total liabilities                                                                        1,444,441              603,728
                                                                                   --------------------------------------
Net assets                                                                         $      39,044,806    $      42,869,551
                                                                                   ======================================

NET ASSETS REPRESENTED BY:
  Paid in capital                                                                  $      33,255,321    $      38,906,037
  Undistributed (distributions in excess of) net investment income                            41,442              (49,685)
  Accumulated net realized loss on investment transactions                                  (174,435)             (67,810)
  Net unrealized appreciation on investments                                               5,922,478            4,081,009
                                                                                   --------------------------------------
Net assets                                                                         $      39,044,806    $      42,869,551
                                                                                   ======================================

Shares of beneficial interest outstanding, unlimited shares authorized, $.001
  par value:                                                                                 500,000              600,000
                                                                                   ======================================

NET ASSET VALUE PER SHARE: (net assets / shares of beneficial interest
  outstanding)                                                                     $           78.09    $           71.45
                                                                                   ======================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                             BLDRS Index Funds Trust

                      Statements of Assets and Liabilities

                                                                                         BLDRS
                                                                                       EMERGING               BLDRS
                                                                                      MARKETS 50           EUROPE 100
                                                                                    ADR INDEX FUND       ADR INDEX FUND
                                                                                     SEPTEMBER 30,        SEPTEMBER 30,
                                                                                         2005                 2005
                                                                                   --------------------------------------
ASSETS:
  Investment in securities, at value (cost $210,916,673 and $26,274,077,
    respectively)                                                                  $     223,236,839    $      28,651,713
  Cash                                                                                       938,173              126,407
  Dividends receivable                                                                       323,422               42,029
                                                                                   --------------------------------------
  Total assets                                                                           224,498,434           28,820,149
                                                                                   --------------------------------------

LIABILITIES:
  Accrued expenses                                                                           105,871                  833
  Payable to Trustee                                                                          16,780                2,357
  Distribution payable                                                                     1,076,751              165,944
                                                                                   --------------------------------------
  Total liabilities                                                                        1,199,402              169,134
                                                                                   --------------------------------------
Net assets                                                                         $     223,299,032    $      28,651,015
                                                                                   ======================================

NET ASSETS REPRESENTED BY:
  Paid in capital                                                                  $     212,156,845    $      26,358,274
  Distributions in excess of net investment income                                          (658,120)            (101,998)
  Accumulated net realized gain (loss) on investment transactions                           (519,859)              17,103
  Net unrealized appreciation on investments                                              12,320,166            2,377,636
                                                                                   --------------------------------------
Net assets                                                                         $     223,299,032    $      28,651,015
                                                                                   ======================================

Shares of beneficial interest outstanding, unlimited shares authorized, $.001
  par value:                                                                               2,050,000              400,000
                                                                                   ======================================

NET ASSET VALUE PER SHARE: (net assets / shares of beneficial interest
  outstanding)                                                                     $          108.93    $           71.63
                                                                                   ======================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          BLDRS Asia 50 ADR Index Fund
                                     of the
                             BLDRS Index Funds Trust

                            Statements of Operations

                                                                                                          FOR THE PERIOD
                                                                                                         NOVEMBER 8, 2002*
                                                                      YEAR ENDED SEPTEMBER 30,           TO SEPTEMBER 30,
                                                                     2005                 2004                 2003
                                                               -----------------------------------------------------------
INVESTMENT INCOME:
  Dividend income**                                            $         568,483    $         182,751    $         223,728

EXPENSES:
  Trustee fees                                                            25,351               10,116               13,065
  Marketing expense                                                       17,629               34,510               10,916
  Licensing fees                                                          15,201                6,052                9,214
  SEC filing fees                                                          2,382                2,589                  653
  Professional fees                                                       42,399               35,144               29,965
  Other fees and expenses                                                  5,467                7,272                3,690
                                                               -----------------------------------------------------------
  Total expenses                                                         108,429               95,683               67,503
  Less expenses waived by the Licensor                                   (15,201)              (6,052)              (9,214)
  Less expenses assumed by the Sponsor                                   (17,176)             (59,283)             (19,093)
                                                               -----------------------------------------------------------
  Net expenses                                                            76,052               30,348               39,196
                                                               -----------------------------------------------------------
  Net investment income                                                  492,431              152,403              184,532
                                                               -----------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized loss on sale of investments                               (53,156)             (18,750)            (102,529)
  Net realized gain on in-kind redemptions                               847,392                    -              665,196
  Net change in unrealized appreciation / depreciation on
    investments                                                        5,287,468              236,362              398,725
                                                               -----------------------------------------------------------
  Net realized and unrealized gain on investments                      6,081,704              217,612              961,392
                                                               -----------------------------------------------------------

  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS         $       6,574,135    $         370,015    $       1,145,924
                                                               ===========================================================

* Commencement of operations.
** Net of foreign taxes withheld of $35,551, $8,342 and $13,386 for the periods ended September 30, 2005, 2004 and 2003, respectively.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                   BLDRS Developed Markets 100 ADR Index Fund
                                     of the
                             BLDRS Index Funds Trust

                            Statements of Operations

                                                                                                          FOR THE PERIOD
                                                                                                         NOVEMBER 8, 2002*
                                                                      YEAR ENDED SEPTEMBER 30,           TO SEPTEMBER 30,
                                                                     2005                 2004                 2003
                                                               -----------------------------------------------------------
INVESTMENT INCOME:
   Dividend income**                                           $         681,496    $         131,488    $         344,013

EXPENSES:
   Trustee fees                                                           23,206                5,625               12,359
   Marketing expense                                                      17,629               34,510               10,915
   Licensing fees                                                         13,911                3,367                8,706
   SEC filing fees                                                         4,192                1,021                1,000
   Professional fees                                                      42,399               35,145               29,965
   Other fees and expenses                                                 7,486                9,345                5,640
                                                               -----------------------------------------------------------
   Total expenses                                                        108,823               89,013               68,585
   Less expenses waived by the Licensor                                  (13,911)              (3,367)              (8,706)
   Less expenses assumed by the Sponsor                                  (25,294)             (68,771)             (22,803)
                                                               -----------------------------------------------------------
   Net expenses                                                           69,618               16,875               37,076
                                                               -----------------------------------------------------------
   Net investment income                                                 611,878              114,613              306,937
                                                               -----------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on sale of investments                       (36,561)              24,454              (55,703)
   Net realized gain on in-kind redemptions                              666,359              803,764              396,946
   Net change in unrealized appreciation / depreciation on
     investments                                                       3,674,714              (72,686)             478,981
                                                               -----------------------------------------------------------
   Net realized and unrealized gain on investments                     4,304,512              755,532              820,224
                                                               -----------------------------------------------------------

   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS        $       4,916,390    $         870,145    $       1,127,161
                                                               ===========================================================

* Commencement of operations.
** Net of foreign taxes withheld of $74,024, $12,373 and $49,766 for the periods ended September 30, 2005, 2004 and 2003, respectively.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                    BLDRS Emerging Markets 50 ADR Index Fund
                                     of the
                             BLDRS Index Funds Trust

                            Statements of Operations

                                                                                                          FOR THE PERIOD
                                                                                                         NOVEMBER 8, 2002*
                                                                      YEAR ENDED SEPTEMBER 30,           TO SEPTEMBER 30,
                                                                     2005                 2004                 2003
                                                               -----------------------------------------------------------
INVESTMENT INCOME:
  Dividend income**                                            $       1,555,142    $         301,072    $         321,401

EXPENSES:
  Trustee fees                                                            60,664               11,632               14,140
  Marketing expense                                                       60,011               34,510               10,916
  Licensing fees                                                          36,335                6,961                9,950
  SEC filing fees                                                         20,763                2,404                2,054
  Professional fees                                                       42,399               35,144               29,965
  Other fees and expenses                                                  5,678                7,364                3,628
                                                               -----------------------------------------------------------
  Total expenses                                                         225,850               98,015               70,653
  Less expenses waived by the Licensor                                   (36,335)              (6,961)              (9,950)
  Less expenses assumed by the Sponsor                                    (7,522)             (56,159)             (18,282)
                                                               -----------------------------------------------------------
  Net expenses                                                           181,993               34,895               42,421
                                                               -----------------------------------------------------------
  Net investment income                                                1,373,149              266,177              278,980
                                                               -----------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on sale of investments                       (260,177)            (258,486)             102,841
  Net realized gain on in-kind redemptions                            20,493,497            1,653,980            1,487,856
  Net change in unrealized appreciation / depreciation on
    investments                                                       12,232,690             (756,863)             844,339
                                                               -----------------------------------------------------------
  Net realized and unrealized gain on investments                     32,466,010              638,631            2,435,036
                                                               -----------------------------------------------------------

  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS         $      33,839,159    $         904,808    $       2,714,016
                                                               ===========================================================

* Commencement of operations.
** Net of foreign taxes withheld of $143,657, $20,797 and $28,360 for the periods ended September 30, 2005, 2004 and 2003, respectively.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                         BLDRS Europe 100 ADR Index Fund
                                     of the
                             BLDRS Index Funds Trust

                            Statements of Operations

                                                                                                          FOR THE PERIOD
                                                                                                         NOVEMBER 8, 2002*
                                                                      YEAR ENDED SEPTEMBER 30,           TO SEPTEMBER 30,
                                                                     2005                 2004                 2003
                                                               -----------------------------------------------------------
INVESTMENT INCOME:
  Dividend income**                                            $         362,667    $         223,198    $         348,022

EXPENSES:
  Trustee fees                                                            13,021                8,398               11,070
  Marketing expense                                                       17,629               34,510               10,916
  Licensing fees                                                           7,799                5,027                7,938
  SEC filing fees                                                          2,423                1,667                  701
  Professional fees                                                       42,482               35,144               29,965
  Other fees and expenses                                                  7,318                9,283                5,745
                                                               -----------------------------------------------------------
  Total expenses                                                          90,672               94,029               66,335
  Less expenses waived by the Licensor                                    (7,799)              (5,027)              (7,938)
  Less expenses assumed by the Sponsor                                   (43,810)             (63,809)             (25,188)
                                                               -----------------------------------------------------------
  Net expenses                                                            39,063               25,193               33,209
                                                               -----------------------------------------------------------
  Net investment income                                                  323,604              198,005              314,813
                                                               -----------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on sale of investments                         19,950               88,863              (85,210)
  Net realized gain on in-kind redemptions                             1,097,943                    -              620,647
  Net change in unrealized appreciation / depreciation on
    investments                                                          997,866            1,179,613              200,157
                                                               -----------------------------------------------------------
  Net realized and unrealized gain on investments                      2,115,759            1,268,476              735,594
                                                               -----------------------------------------------------------

  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS         $       2,439,363    $       1,466,481    $       1,050,407
                                                               ===========================================================

* Commencement of operations.
** Net of foreign taxes withheld of $40,787, $23,642 and $55,213 for the periods ended September 30, 2005, 2004 and 2003, respectively.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          BLDRS Asia 50 ADR Index Fund
                                     of the
                             BLDRS Index Funds Trust

                       Statements of Changes in Net Assets

                                                                                                          FOR THE PERIOD
                                                                                                         NOVEMBER 8, 2002*
                                                                      YEAR ENDED SEPTEMBER 30,           TO SEPTEMBER 30,
                                                                     2005                 2004                 2003
                                                               -----------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
  Net investment income                                        $         492,431    $         152,403    $         184,532
  Net realized gain (loss) on investment transactions                    794,236              (18,750)             562,667
  Net change in unrealized appreciation / depreciation on
    investments                                                        5,287,468              236,362              398,725
                                                               -----------------------------------------------------------
  Net increase in net assets resulting from operations                 6,574,135              370,015            1,145,924
                                                               -----------------------------------------------------------

DISTRIBUTIONS TO UNITHOLDERS FROM:
  Net investment income                                                 (444,378)            (147,103)            (150,481)
                                                               -----------------------------------------------------------

UNITHOLDER TRANSACTIONS:
  Proceeds from subscriptions of
    BLDRS Asia 50 ADR Index Fund shares                               20,602,282           12,538,783           21,710,510
  Less redemptions of
    BLDRS Asia 50 ADR Index Fund shares                               (3,342,084)                   -          (19,812,797)
                                                               -----------------------------------------------------------
  Increase in net assets due to
    unitholder transactions                                           17,260,198           12,538,783            1,897,713
                                                               -----------------------------------------------------------
Total increase                                                        23,389,955           12,761,695            2,893,156


NET ASSETS:
  Beginning of period                                                 15,654,851            2,893,156                    -
                                                               -----------------------------------------------------------
  End of period (a)                                            $      39,044,806    $      15,654,851    $       2,893,156
                                                               ===========================================================

* Commencement of operations.

(a) Includes undistributed net investment income of $41,442, $10,299 and $34,051 at September 30, 2005, 2004 and 2003, respectively.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                   BLDRS Developed Markets 100 ADR Index Fund
                                     of the
                             BLDRS Index Funds Trust

                       Statements of Changes in Net Assets

                                                                                                          FOR THE PERIOD
                                                                                                         NOVEMBER 8, 2002*
                                                                      YEAR ENDED SEPTEMBER 30,           TO SEPTEMBER 30,
                                                                     2005                 2004                 2003
                                                               -----------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
  Net investment income                                        $         611,878    $         114,613    $         306,937
  Net realized gain on investment transactions                           629,798              828,218              341,243
  Net change in unrealized appreciation / depreciation on
    investments                                                        3,674,714              (72,686)             478,981
                                                               -----------------------------------------------------------
  Net increase in net assets resulting from operations                 4,916,390              870,145            1,127,161
                                                               -----------------------------------------------------------

DISTRIBUTIONS TO UNITHOLDERS FROM:
  Net investment income                                                 (641,817)            (120,389)            (279,693)
                                                               -----------------------------------------------------------
UNITHOLDER TRANSACTIONS:
  Proceeds from subscriptions of
    BLDRS Developed Markets 100 ADR Index Fund shares                 35,950,604            5,480,908           18,019,692
  Less redemptions of
    BLDRS Developed Markets 100 ADR Index Fund shares                 (3,306,224)          (5,314,289)         (13,832,937)
                                                               -----------------------------------------------------------
  Increase in net assets due to unitholder transactions               32,644,380              166,619            4,186,755
                                                               -----------------------------------------------------------
Total increase                                                        36,918,953              916,375            5,034,223

NET ASSETS:
  Beginning of period                                                  5,950,598            5,034,223                    -
                                                               -----------------------------------------------------------
  End of period (a)                                            $      42,869,551    $       5,950,598    $       5,034,223
                                                               ===========================================================

* Commencement of operations.

(a) Includes undistributed (distributions in excess of) net investment income of $(49,685), $(7,577) and $27,244 at September 30, 2005, 2004 and 2003,
respectively.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                    BLDRS Emerging Markets 50 ADR Index Fund
                                     of the
                             BLDRS Index Funds Trust

                       Statements of Changes in Net Assets

                                                                                                          FOR THE PERIOD
                                                                                                         NOVEMBER 8, 2002*
                                                                      YEAR ENDED SEPTEMBER 30,           TO SEPTEMBER 30,
                                                                     2005                 2004                 2003
                                                               -----------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
  Net investment income                                        $       1,373,149    $         266,177    $         278,980
  Net realized gain on investment transactions                        20,233,320            1,395,494            1,590,697
  Net change in unrealized appreciation / depreciation on
    investments                                                       12,232,690             (756,863)             844,339
                                                               -----------------------------------------------------------
  Net increase in net assets resulting from operations                33,839,159              904,808            2,714,016
                                                               -----------------------------------------------------------

DISTRIBUTIONS TO UNITHOLDERS FROM:
  Net investment income                                               (1,979,397)            (255,582)            (262,312)
  Realized gain on investments                                                 -             (105,812)                   -
                                                               -----------------------------------------------------------
  Total distributions                                                 (1,979,397)            (361,394)            (262,312)
                                                               -----------------------------------------------------------

UNITHOLDER TRANSACTIONS:
  Proceeds from subscriptions of
    BLDRS Emerging Markets 50 ADR Index Fund shares                  268,885,566           21,370,765           20,221,877
  Less redemptions of
    BLDRS Emerging Markets 50 ADR Index Fund shares                  (95,448,564)         (10,285,426)         (16,300,066)
                                                               -----------------------------------------------------------
  Increase in net assets due to unitholder transactions              173,437,002           11,085,339            3,921,811
                                                               -----------------------------------------------------------
Total increase                                                       205,296,764           11,628,753            6,375,515

NET ASSETS:
  Beginning of period                                                 18,002,268            6,373,515                    -
                                                               -----------------------------------------------------------
  End of period (a)                                            $     223,299,032    $      18,002,268    $       6,373,515
                                                               ===========================================================

* Commencement of operations.

(a) Includes undistributed (distributions in excess of) net investment income of $(658,120), $(11,163) and $16,668 at September 30, 2005, 2004 and 2003,
respectively.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                         BLDRS Europe 100 ADR Index Fund
                                     of the
                             BLDRS Index Funds Trust

                       Statements of Changes in Net Assets

                                                                                                          FOR THE PERIOD
                                                                                                         NOVEMBER 8, 2002*
                                                                      YEAR ENDED SEPTEMBER 30,           TO SEPTEMBER 30,
                                                                     2005                 2004                 2003
                                                               -----------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
  Net investment income                                        $         323,604    $         198,005    $         314,813
  Net realized gain on investment transactions                         1,117,893               88,863              535,437
  Net change in unrealized appreciation / depreciation on
    investments                                                          997,866            1,179,613              200,157
                                                               -----------------------------------------------------------
  Net increase in net assets resulting from operations                 2,439,363            1,466,481            1,050,407
                                                               -----------------------------------------------------------

DISTRIBUTIONS TO UNITHOLDERS FROM:
  Net investment income                                                 (411,679)            (200,446)            (254,921)
  Realized gain on investments                                            (6,500)                   -                    -
                                                               -----------------------------------------------------------
  Total distributions                                                   (418,179)            (200,446)            (254,921)
                                                               -----------------------------------------------------------

UNITHOLDER TRANSACTIONS:
  Proceeds from subscriptions of
    BLDRS Europe 100 ADR Index Fund shares                            20,992,044            5,266,577           17,979,436
  Less redemptions of
    BLDRS Europe 100 ADR Index Fund shares                            (3,379,368)                   -          (16,290,379)
                                                               -----------------------------------------------------------
  Increase in net assets due to unitholder transactions               17,612,676            5,266,577            1,689,057
                                                               -----------------------------------------------------------
Total increase                                                        19,633,860            6,532,612            2,484,543

NET ASSETS:
  Beginning of period                                                  9,017,155            2,484,543                    -
                                                               -----------------------------------------------------------
  End of period (a)                                            $      28,651,015    $       9,017,155    $       2,484,543
                                                               ===========================================================

* Commencement of operations.

(a) Includes undistributed (distributions in excess of) net investment income of $(101,998), $(2,664) and $59,892 at September 30, 2005, 2004 and 2003,
respectively.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                             BLDRS Index Funds Trust

                              Financial Highlights

BLDRS ASIA 50 ADR INDEX FUND

                                                                                                          FOR THE PERIOD
                                                                                                         NOVEMBER 8, 2002*
                                                                                                                TO
                                                                      YEAR ENDED SEPTEMBER 30,             SEPTEMBER 30,
                                                               -----------------------------------------------------------
                                                                     2005                 2004                 2003
                                                               -----------------------------------------------------------
Net asset value, beginning of period                           $           62.62    $           57.86    $           48.76
Investment operations:
  Net investment income (1)                                                 1.33                 0.97                 0.59
  Net realized and unrealized gain on investments                          15.19                 4.51                 8.98
                                                               -----------------------------------------------------------
Total from investment operations                                           16.52                 5.48                 9.57
Less distributions from:
  Net investment income                                                    (1.05)               (0.72)               (0.47)
                                                               -----------------------------------------------------------
Net asset value, end of period                                 $           78.09    $           62.62    $           57.86
                                                               ===========================================================
Total investment return (2)                                                26.63%                9.45%               19.73%**

RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                            $          39,045    $          15,655    $           2,893
  Ratios to average net assets:
   Expenses before expenses waived and/ or assumed                          0.43%                0.95%                0.52%***
   Expenses after expenses waived and/ or assumed                           0.30%                0.30%                0.30%***
   Net investment income before expenses waived and/ or
     assumed                                                                1.81%                0.86%                1.20%***
   Net investment income after expenses waived and/ or
     assumed                                                                1.94%                1.51%                1.42%***
  Portfolio turnover rate (3)                                              14.89%               17.16%               18.65%**

BLDRS DEVELOPED MARKETS 100 ADR INDEX FUND

                                                                                                          FOR THE PERIOD
                                                                                                         NOVEMBER 8, 2002*
                                                                                                                TO
                                                                      YEAR ENDED SEPTEMBER 30,             SEPTEMBER 30,
                                                               -----------------------------------------------------------
                                                                     2005                 2004                 2003
                                                               -----------------------------------------------------------
Net asset value, beginning of period                           $           59.51    $           50.34    $           45.05
Investment operations:
  Net investment income (1)                                                 1.74                 1.19                 0.99
  Net realized and unrealized gain on investments                          11.78                 9.17                 5.28
                                                               -----------------------------------------------------------
Total from investment operations                                           13.52                10.36                 6.27
Less distributions from:
  Net investment income                                                    (1.58)               (1.19)               (0.98)
                                                               -----------------------------------------------------------
Net asset value, end of period                                 $           71.45    $           59.51    $           50.34
                                                               ===========================================================
Total investment return (2)                                                22.98%               20.69%               13.50%**

RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                            $          42,870    $           5,951    $           5,034
  Ratios to average net assets:
   Expenses before expenses waived and/ or assumed                          0.47%                1.58%                0.56%***
   Expenses after expenses waived and/ or assumed                           0.30%                0.30%                0.30%***
   Net investment income before expenses waived and/ or
     assumed                                                                2.47%                0.76%                2.23%***
   Net investment income after expenses waived and/ or
     assumed                                                                2.64%                2.04%                2.49%***
  Portfolio turnover rate (3)                                               7.91%               13.74%                9.45%**

                             BLDRS Index Funds Trust

BLDRS EMERGING MARKETS 50 ADR INDEX FUND

                                                                                                          FOR THE PERIOD
                                                                                                         NOVEMBER 8, 2002*
                                                                                                                TO
                                                                      YEAR ENDED SEPTEMBER 30,             SEPTEMBER 30,
                                                               -----------------------------------------------------------
                                                                     2005                 2004                 2003
                                                               -----------------------------------------------------------
Net asset value, beginning of period                           $           72.01    $           63.74    $           50.55
Investment operations:
  Net investment income (1)                                                 2.04                 1.60                 0.90
  Net realized and unrealized gain on investments                          36.68                10.14                13.21
                                                               -----------------------------------------------------------
Total from investment operations                                           38.72                11.74                14.11
Less distributions from:
  Net investment income                                                    (1.80)               (1.35)               (0.92)
  Realized gain on investments                                                 -                (2.12)                   -
                                                               -----------------------------------------------------------
  Total distributions                                                      (1.80)               (3.47)               (0.92)
                                                               -----------------------------------------------------------
Net asset value, end of period                                 $          108.93    $           72.01    $           63.74
                                                               ===========================================================
Total investment return (2)                                                54.38%               18.48%               27.76%**

RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                            $         223,299    $          18,002    $           6,374
  Ratios to average net assets:
   Expenses before expenses waived and/ or assumed                          0.37%                0.84%                0.50%***
   Expenses after expenses waived and/ or assumed                           0.30%                0.30%                0.30%***
   Net investment income before expenses waived and/ or
     assumed                                                                2.19%                1.75%                1.78%***
   Net investment income after expenses waived and/ or
     assumed                                                                2.26%                2.29%                1.98%***
  Portfolio turnover rate (3)                                              25.53%               16.46%               16.21%**

BLDRS EUROPE 100 ADR INDEX FUND

                                                                                                        FOR THE PERIOD
                                                                                                       NOVEMBER 8, 2002*
                                                                                                              TO
                                                                     YEAR ENDED SEPTEMBER 30,            SEPTEMBER 30,
                                                               -----------------------------------------------------------
                                                                     2005                2004                2003
                                                               -----------------------------------------------------------
Net asset value, beginning of period                           $           60.11    $           49.69    $           44.95
Investment operations:
  Net investment income (1)                                                 1.70                 1.38                 1.12
  Net realized and unrealized gain on investments                          11.66                10.33                 4.70
                                                               -----------------------------------------------------------
Total from investment operations                                           13.36                11.71                 5.82
Less distributions from:
  Net investment income                                                    (1.77)               (1.29)               (1.08)
  Realized gain on investments                                             (0.07)                   -                    -
                                                               -----------------------------------------------------------
  Total distributions                                                      (1.84)               (1.29)               (1.08)
                                                               -----------------------------------------------------------
Net asset value, end of period                                 $           71.63    $           60.11    $           49.69
                                                               ===========================================================
Total investment return (2)                                                22.45%               23.72%               12.45%**

RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                            $          28,651    $           9,017    $           2,485
  Ratios to average net assets:
   Expenses before expenses waived and/ or assumed                          0.69%                1.12%                0.60%***
   Expenses after expenses waived and/ or assumed                           0.30%                0.30%                0.30%***
   Net investment income before expenses waived and/ or
     assumed                                                                2.08%                1.54%                2.55%***
   Net investment income after expenses waived and/ or
     assumed                                                                2.48%                2.36%                2.85%***
  Portfolio turnover rate (3)                                               8.43%               11.91%                7.96%**

                             BLDRS Index Funds Trust

     The financial highlights summarize the impact of net investment income, net realized and unrealized gains and losses and distributions on a single share of the BLDRS Asia 50 ADR Index Fund, BLDRS Developed Markets 100 ADR Index Fund, BLDRS Emerging Markets 50 ADR Index Fund and BLDRS Europe 100 ADR Index Fund outstanding for each period presented. Additionally, important relationships between certain financial statement items are expressed in ratio form.

*    Commencement of operations.
**   Not annualized.
***  Annualized.
(1)  Calculated using average share method.
(2) Total return calculation assumes the reinvestment of dividends and capital gain distributions, if any. Total return excludes the effect of transaction fees connected to the creation and redemption of Creation Units and brokerage commissions incurred by purchasing and selling shares of the Fund in the secondary market. Currently, the Fund does not have a dividend reinvestment program.
(3) Portfolio turnover excludes securities received or delivered from processing creations or redemptions of Fund shares.

     SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                             BLDRS Index Funds Trust

                          Notes to Financial Statements

                               September 30, 2005

1. ORGANIZATION

BLDRS Index Funds Trust (the "Trust") is a unit investment trust consisting of four separate investment portfolios; BLDRS Asia 50 ADR Index Fund, BLDRS Developed Markets 100 ADR Index Fund, BLDRS Emerging Markets 50 ADR Index Fund and BLDRS Europe 100 ADR Index Fund (each a "Fund" and collectively the "Funds"), created under the laws of the State of New York and registered under the Investment Company Act of 1940. The Funds were created to provide investors with the opportunity to purchase units of beneficial interest in the Funds representing proportionate undivided interests in the portfolio of securities held by the respective Fund. The portfolios of the Funds consist of substantially all of the securities, in substantially the same weighting, as the component securities of The BNY Asia 50 ADR Index, The BNY Developed Markets 100 ADR Index, The BNY Emerging Markets 50 ADR Index and The BNY Europe 100 ADR Index, respectively.

Each Fund commenced operations on November 8, 2002 upon the initial issuance of 400,000 shares (equivalent to 8 Creation Units) in exchange for a portfolio of securities assembled to reflect the intended portfolio composition of each respective Fund. The Trustee paid the initial fees and expenses incurred in connection with the organization and offering of the Funds and their initial registration as investment companies.

Nasdaq Global Funds, Inc. (formerly known as Nasdaq Financial Products Services, Inc.) is the Sponsor of the Trust and The Bank of New York is the Trustee.

2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds.

SECURITY VALUATION

Portfolio securities are valued at the closing sale price on the exchange or market where the security is primarily traded. Securities for which market quotations are not readily available are valued at fair value as determined by the Trustee in good faith based on available information. Factors considered by the Trustee when valuing securities in good faith are (a) the closing price for the security on another market on which the security is traded (unless the Trustee deems such price inappropriate as a basis for evaluation) or if there is no such appropriate closing price, at the closing bid price on such other

                             BLDRS Index Funds Trust

                               September 30, 2005

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

market, (b) on current bid prices on the Nasdaq Stock Market or such other markets, (c) if bid prices are not available, on the basis of current bid prices for comparable securities, (d) by the Trustee's appraising the value of the securities in good faith on the bid side of the market, or (e) by any combination thereof.

INVESTMENT TRANSACTIONS

Investment transactions are recorded on trade date. Realized gains and losses from the sale or disposition of securities are recorded on a specific identification basis. Dividend income is recorded on the ex-dividend date.

DISTRIBUTIONS TO UNITHOLDERS

The Funds declare and distribute dividends, if any, from net investment income to their unitholders quarterly. The Funds will distribute net realized capital gains, if any, at least annually.

FEDERAL INCOME TAX

The Funds have qualified and intend to continue to qualify as "regulated investment companies" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying the Funds will not be subject to federal income taxes to the extent they distribute their taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of their net investment income and capital gains, if any, the Funds will not be subject to federal excise tax. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

                             BLDRS Index Funds Trust

                               September 30, 2005

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

At September 30, 2005, the following permanent differences were reclassified within the components of net assets of the Funds, primarily due to the tax treatment of in-kind transactions and redemption proceeds. These reclassifications had no effect on net assets of the Funds.

                                                                    NET DECREASE TO
                                                NET DECREASE TO     ACCUMULATED NET
                                               UNDISTRIBUTED NET   REALIZED GAIN ON    NET INCREASE TO
                                               INVESTMENT INCOME      INVESTMENT       PAID IN CAPITAL
                                               -------------------------------------------------------
  BLDRS Asia 50 ADR Index Fund                 $          16,910   $         847,392   $       864,302
  BLDRS Developed Markets 100 ADR Index Fund   $          12,169   $         666,359   $       678,528
  BLDRS Emerging Markets 50 ADR Index Fund     $          40,709   $      20,493,497   $    20,534,206
  BLDRS Europe 100 ADR Index Fund              $          11,259   $       1,097,943   $     1,109,202

BLDRS ASIA 50 ADR INDEX FUND

The tax character of distributions paid during the periods ended September 30, 2005, 2004 and 2003 was $444,378, $147,103 and $150,481 of ordinary income, respectively.

At September 30, 2005, the Fund had a capital loss carry forward of $55,764, which expires in 2011.

Capital losses incurred after October 31 ("post-October" losses) within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of $52,599 for the year ended September 30, 2005. These carryover losses may be used to offset future gains. To the extent they are so used, future gains will not be distributed to unit holders until they exceed available loss carryovers.

At September 30, 2005, the components of distributable earnings (excluding unrealized appreciation and depreciation) on a tax basis were undistributed ordinary income of $124,262.

BLDRS DEVELOPED MARKETS 100 ADR INDEX FUND

The tax character of distributions paid during the periods ended September 30, 2005, 2004 and 2003 was $641,817, $120,389 and $279,693 of ordinary income, respectively.

At September 30, 2005, the Fund had a capital loss carry forward of $29,123, of which $26,168 expires in 2011 and $2,955 expires in 2013.

                             BLDRS Index Funds Trust

                               September 30, 2005

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Capital losses incurred after October 31 ("post-October" losses) within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of $22,100 for the year ended September 30, 2005. These carryover losses may be used to offset future gains. To the extent they are so used, future gains will not be distributed to unit holders until they exceed available loss carryovers.

At September 30, 2005, the components of distributable earnings (excluding unrealized appreciation and depreciation) on a tax basis were undistributed ordinary income of $150,373.

BLDRS EMERGING MARKETS 50 ADR INDEX FUND

The tax character of distributions paid during the periods ended September 30, 2005, 2004 and 2003 was $1,979,397, $361,394 and $262,312 of ordinary income, respectively.

At September 30, 2005, the Fund had a capital loss carry forward of $195,549, which expires in 2013.

Capital losses incurred after October 31 ("post-October" losses) within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of $2,828 for the year ended September 30, 2005. These carryover losses may be used to offset future gains. To the extent they are so used, future gains will not be distributed to unit holders until they exceed available loss carryovers.

At September 30, 2005, the components of distributable earnings (excluding unrealized appreciation and depreciation) on a tax basis were undistributed ordinary income of $418,631.

BLDRS EUROPE 100 ADR INDEX FUND

The tax character of distributions paid during the periods ended September 30, 2005, 2004 and 2003 was $411,679, $200,446 and $254,921 of ordinary income, respectively, and $6,500 of long term capital gain during the period ended September 30, 2005.

At September 30, 2005, the components of distributable earnings (excluding unrealized appreciation and depreciation) on a tax basis were undistributed ordinary income of $63,947 and undistributed long-term capital gain of $21,888.

                             BLDRS Index Funds Trust

                               September 30, 2005

3. TRANSACTIONS WITH THE TRUSTEE, LICENSOR AND SPONSOR

The Funds pay the expenses of their operations, including the fees of the Trustee and reimbursements to the Sponsor for expenses of the Sponsor relating to the marketing of the Fund and for payments to The Bank of New York (the "Licensor") for a license to use BNY Asia 50 ADR Index, BNY Developed Markets 100 ADR Index, BNY Emerging Markets 50 ADR Index and BNY Europe 100 ADR Index as a basis for determining the composition and weighting of securities held by each respective Fund. The Sponsor pays an annual licensing fee to the Licensor equal 6/100 of one percent (0.06%) of the average net assets of the Funds, and is reimbursed by the Funds for such payments, subject to waiver provisions discussed below.

In accordance with the Trust Agreement, the Trustee maintains the Funds' accounting records, acts as custodian and transfer agent to the Funds, and provides administrative services, including filing of all required regulatory reports. The Trustee is also responsible for determining the composition of the portfolios of securities, which must be delivered in exchange for the issuance of Creation Units of the Funds, and for adjusting the composition of each Fund's portfolio from time to time to conform to changes in the compositions and/or weighting structure of the Index Securities of their respective indices.

For these services, the Trustee receives a fee from each Fund at the following annual rates:

                      NET ASSET VALUE                      FEE AS A PERCENTAGE OF NET
                        OF THE FUND                          ASSET VALUE OF THE FUND
            -------------------------------------    --------------------------------------
                $0-$499,999,999*                            10/100 of 1% per annum
                $500,000,000-$2,499,999,999*                8/100 of 1% per annum
                $2,500,000,000 and above*                   6/100 of 1% per annum

* THE FEE INDICATED APPLIES TO THAT PORTION OF THE NET ASSET VALUE OF THE FUND THAT FALLS IN THE SIZE CATEGORY INDICATED AND IS COMPUTED EACH BUSINESS DAY ON THE BASIS OF THE NET ASSET VALUE OF THE FUND ON SUCH DAY.

Marketing expenses for the year ended September 30, 2005, 2004 and the period November 8, 2002 to September 30, 2003, represent expenses incurred by the Sponsor on behalf of the Funds and charged to the Funds, subject to the reimbursement provisions below.

The Sponsor had undertaken that on each day during the fiscal year ending September 30, 2005, and through January 31, 2007, the ordinary operating expenses of the Funds as calculated by the Trustee would not be permitted to exceed an amount which is 30/100 of one percent (0.30%) per annum of the daily net asset value of each Fund. To the extent during such period that ordinary operating expenses of a Fund exceeded such 0.30% amount, the Licensor will first waive licensing fees applicable to the Fund

                             BLDRS Index Funds Trust

                               September 30, 2005

3. TRANSACTIONS WITH THE TRUSTEE, LICENSOR AND SPONSOR (continued)

and, if such waiver is insufficient, the Sponsor will thereafter reimburse the Fund for or assume such excess ordinary operating expenses. The Licensor and Sponsor may be repaid by the Funds for, respectively, licensing fees so waived or expenses so reimbursed or assumed, in each case to the extent that subsequently during the fiscal year expenses fell below the 0.30% per annum level on any given day.

BLDRS ASIA 50 ADR INDEX FUND

For the year ended September 30, 2005, 2004 and the period November 8, 2002 to September 30, 2003, ordinary operating expenses incurred by the Fund exceeded the 0.30% per annum level and, accordingly, the Licensor waived $15,201, $6,052 and $9,214 of expenses, and the Sponsor assumed $17,176, $59,283 and $19,093 of expenses incurred by the Fund, respectively.

BLDRS DEVELOPED MARKETS 100 ADR INDEX FUND

For the year ended September 30, 2005, 2004 and the period November 8, 2002 to September 30, 2003, ordinary operating expenses incurred by the Fund exceeded the 0.30% per annum level and, accordingly, the Licensor waived $13,911, $3,367 and $8,706 of expenses, and the Sponsor assumed $25,294, $68,771 and $22,803 of expenses incurred by the Fund, respectively.

BLDRS EMERGING MARKETS 50 ADR INDEX FUND

For the year ended September 30, 2005, 2004 and the period November 8, 2002 to September 30, 2003, ordinary operating expenses incurred by the Fund exceeded the 0.30% per annum level and, accordingly, the Licensor waived $36,335, $6,961 and $9,950 of expenses, and the Sponsor assumed $7,522, $56,159 and $18,282 of expenses incurred by the Fund, respectively.

BLDRS EUROPE 100 ADR INDEX FUND

For the year ended September 30, 2005, 2004 and the period November 8, 2002 to September 30, 2003, ordinary operating expenses incurred by the Fund exceeded the 0.30% per annum level and, accordingly, the Licensor waived $7,799, $5,027 and $7,938 of expenses, and the Sponsor assumed $43,810, $63,809 and $25,188 of expenses incurred by the Fund, respectively.

4. TRANSACTIONS IN SHARES OF THE BLDRS INDEX FUNDS TRUST

BLDRS ASIA 50 ADR INDEX FUND

                                                                                                           FOR THE PERIOD
                                                              FOR THE YEAR ENDED   FOR THE YEAR ENDED   NOVEMBER 8, 2002* TO
                                                              SEPTEMBER 30, 2005   SEPTEMBER 30, 2004    SEPTEMBER 30, 2003
                                                              --------------------------------------------------------------
                                                                    SHARES               SHARES                SHARES
                                                              --------------------------------------------------------------
    BLDRS Asia 50 ADR Index Fund shares sold                        300,000              200,000               450,000
    BLDRS Asia 50 ADR Index Fund shares redeemed                    (50,000)                   -              (400,000)
                                                              --------------------------------------------------------------
    Net increase                                                    250,000              200,000                50,000
                                                              ==============================================================

                             BLDRS Index Funds Trust

                               September 30, 2005

4. TRANSACTIONS IN SHARES OF THE BLDRS INDEX FUNDS TRUST (continued)

BLDRS DEVELOPED MARKETS 100 ADR INDEX FUND

                                                                                                           FOR THE PERIOD
                                                              FOR THE YEAR ENDED   FOR THE YEAR ENDED   NOVEMBER 8, 2002* TO
                                                              SEPTEMBER 30, 2005   SEPTEMBER 30, 2004    SEPTEMBER 30, 2003
                                                              --------------------------------------------------------------
                                                                    SHARES               SHARES                SHARES
                                                              --------------------------------------------------------------
   BLDRS Developed Markets 100 ADR Index Fund shares sold           550,000              100,000               400,000
   BLDRS Developed Markets 100 ADR Index Fund share redeemed        (50,000)            (100,000)             (300,000)
                                                               --------------------------------------------------------------
   Net increase                                                     500,000                    -               100,000
                                                               ==============================================================

BLDRS EMERGING MARKETS 50 ADR INDEX FUND

                                                                                                           FOR THE PERIOD
                                                              FOR THE YEAR ENDED   FOR THE YEAR ENDED   NOVEMBER 8, 2002* TO
                                                              SEPTEMBER 30, 2005   SEPTEMBER 30, 2004    SEPTEMBER 30, 2003
                                                              --------------------------------------------------------------
                                                                    SHARES               SHARES                SHARES
                                                              --------------------------------------------------------------
   BLDRS Emerging Markets 50 ADR Index Fund shares sold           2,700,000              300,000               400,000
   BLDRS Emerging Markets 50 ADR Index Fund shares redeemed        (900,000)            (150,000)             (300,000)
                                                               --------------------------------------------------------------
   Net increase                                                   1,800,000              150,000               100,000
                                                               ==============================================================

BLDRS EUROPE 100 ADR INDEX FUND

                                                                                                           FOR THE PERIOD
                                                              FOR THE YEAR ENDED   FOR THE YEAR ENDED   NOVEMBER 8, 2002* TO
                                                              SEPTEMBER 30, 2005   SEPTEMBER 30, 2004   SEPTEMBER 30, 2003
                                                              --------------------------------------------------------------
                                                                    SHARES               SHARES                SHARES
                                                              --------------------------------------------------------------
   BLDRS Europe 100 ADR Index Fund shares sold                      300,000              100,000               400,000
   BLDRS Europe 100 ADR Index Fund shares redeemed                  (50,000)                   -              (350,000)
                                                               --------------------------------------------------------------
   Net increase                                                     250,000              100,000                50,000
                                                              ==============================================================

    * Commencement of operations.

The shares of the Funds are issued and redeemed only in Creation Unit size aggregations of 50,000 shares. Such transactions are only permitted on an in-kind basis, with a separate cash payment that is equivalent to the undistributed net investment income of the shares and a balancing cash component to equate the transaction to the net asset value of the shares on the transaction date.

BLDRS ASIA 50 ADR INDEX FUND

The transaction fee in connection with creation or redemption of Creation Units through the BLDRS Asia 50 ADR Clearing Process is $10 per each security "name" in the Portfolio Deposit or Redemption Payment, rounded up to the nearest $500 per participating party per day, regardless of the number of Creation Units purchased or redeemed on such day by participating party. The total fee charged in

                             BLDRS Index Funds Trust

                               September 30, 2005

4. TRANSACTIONS IN SHARES OF THE BLDRS INDEX FUNDS TRUST (continued)

connection with the creation or redemption of Creation Units outside the BLDRS Asia 50 ADR Clearing Process is four times the normal transaction cost of $500 ($2,000) per participating party per day. Transaction fees are received by the Trustee and used to offset its expense of processing orders.

For year ended September 30, 2005, 2004 and the period November 8, 2002 to September 30, 2003, the Trustee earned $3,500, $1,500 and $2,000, respectively in transaction fees. The Trustee, in its sole discretion, may voluntarily reduce or waive its fee, or modify its transaction fee schedule, subject to certain limitations. There were no such reductions or waivers for the year ended September 30, 2005, 2004 or the period November 8, 2002 to September 30, 2003.

BLDRS DEVELOPED MARKETS 100 ADR INDEX FUND

The transaction fee in connection with creation or redemption of Creation Units through the BLDRS Developed Markets 100 ADR Clearing Process is $10 per each security "name" in the Portfolio Deposit or Redemption Payment, rounded up to the nearest $1,000 per participating party per day, regardless of the number of Creation Units purchased or redeemed on such day by participating party. The total fee charged in connection with the creation or redemption of Creation Units outside the BLDRS Developed Markets 100 ADR Clearing Process is four times the normal transaction cost of $1,000 ($4,000) per participating party per day. Transaction fees are received by the Trustee and used to offset its expense of processing orders.

For year ended September 30, 2005, 2004 and the period November 8, 2002 to September 30, 2003, the Trustee earned $9,000, $4,000 and $2,500, respectively in transaction fees. The Trustee, in its sole discretion, may voluntarily reduce or waive its fee, or modify its transaction fee schedule, subject to certain limitations. There were no such reductions or waivers for the year ended September 30, 2005, 2004 or the period November 8, 2002 to September 30, 2003.

BLDRS EMERGING MARKETS 50 ADR INDEX FUND

The transaction fee in connection with creation or redemption of Creation Units through the BLDRS Emerging Markets 50 ADR Clearing Process is $10 per each security "name" in the Portfolio Deposit or Redemption Payment, rounded up to the nearest $500 per participating party per day, regardless of the number of Creation Units purchased or redeemed on such day by participating party. The total fee charged in connection with the creation or redemption of Creation Units outside the BLDRS Emerging Markets 50 ADR Clearing Process is four times the normal transaction cost of $500 ($2,000) per participating party per day. Transaction fees are received by the Trustee and used to offset its expense of processing orders.

                             BLDRS Index Funds Trust

                               September 30, 2005

4. TRANSACTIONS IN SHARES OF THE BLDRS INDEX FUNDS TRUST (continued)

For year ended September 30, 2005, 2004 and the period November 8, 2002 to September 30, 2003, the Trustee earned $5,500, $3,000 and $1,000, respectively in transaction fees. The Trustee, in its sole discretion, may voluntarily reduce or waive its fee, or modify its transaction fee schedule, subject to certain limitations. There were no such reductions or waivers for the year ended September 30, 2005, 2004 or the period November 8, 2002 to September 30, 2003.

BLDRS EUROPE 100 ADR INDEX FUND

The transaction fee in connection with creation or redemption of Creation Units through the BLDRS Europe 100 ADR Clearing Process is $10 per each security "name" in the Portfolio Deposit or Redemption Payment, rounded up to the nearest $1,000 per participating party per day, regardless of the number of Creation Units purchased or redeemed on such day by participating party. The total fee charged in connection with the creation or redemption of Creation Units outside the BLDRS Europe 100 ADR Clearing Process is four times the normal transaction cost of $1,000 ($4,000) per participating party per day. Transaction fees are received by the Trustee and used to offset its expense of processing orders.

For year ended September 30, 2005, 2004 and the period November 8, 2002 to September 30, 2003, the Trustee earned $4,000, $2,000 and $3,000, respectively in transaction fees. The Trustee, in its sole discretion, may voluntarily reduce or waive its fee, or modify its transaction fee schedule, subject to certain limitations. There were no such reductions or waivers for the year ended September 30, 2005, 2004 or the period November 8, 2002 to September 30, 2003.

5. INVESTMENT TRANSACTIONS

BLDRS ASIA 50 ADR INDEX FUND

For the year ended September 30, 2005, the Fund had purchases and sales of investment securities of $4,977,237 and $4,965,406, respectively. This excludes securities received or delivered from processing creations or redemptions of the Fund Shares. At September 30, 2005, the cost of investments for federal income tax purposes was $33,085,230. Accordingly, gross unrealized depreciation was $341,830 and gross unrealized appreciation was $6,198,237, resulting in net unrealized appreciation of $5,856,407.

BLDRS DEVELOPED MARKETS 100 ADR INDEX FUND

For the year ended September 30, 2005, the Fund had purchases and sales of investment securities of $2,090,344 and $2,085,340, respectively. This excludes securities received or delivered from processing creations or redemptions of the Fund Shares. At September 30, 2005, the cost of investments for federal income tax purposes was $38,787,903. Accordingly, gross unrealized depreciation was $202,806 and gross unrealized appreciation was $4,267,229, resulting in net unrealized appreciation of $4,064,423.

                             BLDRS Index Funds Trust

                               September 30, 2005

5. INVESTMENT TRANSACTIONS (continued)

BLDRS EMERGING MARKETS 50 ADR INDEX FUND

For the year ended September 30, 2005, the Fund had purchases and sales of investment securities of $15,078,830 and $15,082,308 respectively. This excludes securities received or delivered from processing creations or redemptions of the Fund Shares. At September 30, 2005, the cost of investments for federal income tax purposes was $211,238,156. Accordingly, gross unrealized depreciation was $721,251 and gross unrealized appreciation was $12,719,934, resulting in net unrealized appreciation of $11,998,683.

BLDRS EUROPE 100 ADR INDEX FUND

For the year ended September 30, 2005, the Fund had purchases and sales of investment securities of $928,693 and $938,205, respectively. This excludes securities received or delivered from processing creations or redemptions of the Fund Shares. At September 30, 2005, the cost of investments for federal income tax purposes was $26,278,867. Accordingly, gross unrealized depreciation was $111,374 and gross unrealized appreciation was $2,484,220, resulting in net unrealized appreciation of $2,372,846.

             Report of Independent Registered Public Accounting Firm

To the Sponsor, Trustee and the Unitholders of the BLDRS Index Funds Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the BLDRS Index Funds Trust (the "Trust"), comprising of BLDRS Asia 50 ADR Index Fund, the BLDRS Developed Markets 100 ADR Index Fund, the BLDRS Emerging Markets 50 ADR Index Fund and the BLDRS Europe 100 ADR Index Fund (collectively the "Funds"), as of September 30, 2005, and the related statements of operations, changes in net assets and financial highlights for each of the two years in the period then ended and the period November 8, 2002 (commencement of operations) through September 30, 2003. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2005, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds constituting the BLDRS Index Funds Trust at September 30, 2005, the results of their operations, the changes in their net assets and the financial highlights for each of the two years in the period then ended and the period November 8, 2002 (commencement of operations) through September 30, 2003, in conformity with U.S. generally accepted accounting principles.


                                                    Ernst & Young LLP


New York, New York
January 27, 2006

                            Supplemental Information
                                   (Unaudited)


BLDRS ASIA 50 ADR INDEX FUND
BLDRS DEVELOPED MARKETS 100 ADR INDEX FUND
BLDRS EMERGING MARKETS 50 ADR INDEX FUND
BLDRS EUROPE 100 ADR INDEX FUND

I.   INFORMATION REGARDING CLOSING PRICES VS. NET ASSET VALUE
     FREQUENCY DISTRIBUTION FOR EACH BLDRS FUND

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a BLDRS Fund and that Fund's net asset value. Net Asset Value, or "NAV", is the price at which a Fund issues and redeems shares. The "Closing Market Price" of shares in each BLDRS Fund is determined and published by The Nasdaq Stock Market, as of the time that the Funds' NAV is calculated. Each Fund's Closing Market Price may be below, at or above its NAV. The NAV for each Fund will fluctuate with changes in the market value of its portfolio holdings.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Closing Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the BLDRS Funds included in this report. The information shown for each Fund is from the commencement of trading of each Fund through December 31, 2005.

Each line in the table shows the number of trading days in which the BLDRS Funds traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future performance.

                          BLDRS ASIA 50 ADR INDEX FUND
                    January 1, 2005 through December 31, 2005

                                                CLOSING PRICE                 CLOSING PRICE
                                                  ON NASDAQ                     ON NASDAQ
                                                ABOVE FUND NAV                BELOW FUND NAV
                                          ---------------------------   ---------------------------
RANGE                                     FREQUENCY(1)     % OF TOTAL   FREQUENCY(1)     % OF TOTAL
                                          ------------     ----------   ------------     ----------
>0.00%-1.00%                                       159         98.15%             78         98.73%
>1.00%-2.00%                                         3          1.85%              1          1.27%
                                          ---------------------------   ---------------------------
           Total                                   162        100.00%             79        100.00%

                   BLDRS DEVELOPED MARKETS 100 ADR INDEX FUND
                    January 1, 2005 through December 31, 2005

                                                CLOSING PRICE                 CLOSING PRICE
                                                  ON NASDAQ                     ON NASDAQ
                                                ABOVE FUND NAV                BELOW FUND NAV
                                          ---------------------------   ---------------------------
RANGE                                     FREQUENCY(1)     % OF TOTAL   FREQUENCY(1)     % OF TOTAL
                                          ------------     ----------   ------------     ----------
>0.00%-1.00%                                       178        100.00%             67        100.00%
>1.00%-2.00%                                         0          0.00%              0          0.00%
                                          ---------------------------   ---------------------------
           Total                                   178        100.00%             67        100.00%

                    BLDRS EMERGING MARKETS 50 ADR INDEX FUND
                    January 1, 2005 through December 31, 2005

                                                CLOSING PRICE                 CLOSING PRICE
                                                  ON NASDAQ                     ON NASDAQ
                                                ABOVE FUND NAV                BELOW FUND NAV
                                          ---------------------------   ---------------------------
RANGE                                     FREQUENCY(1)     % OF TOTAL   FREQUENCY(1)     % OF TOTAL
                                          ------------     ----------   ------------     ----------
>0.00%-1.00%                                       196        100.00%             51        100.00%
>1.00%-2.00%                                         0          0.00%              0          0.00%
                                          ---------------------------   ---------------------------
           Total                                   196        100.00%             51        100.00%

                         BLDRS EUROPE 100 ADR INDEX FUND
                    January 1, 2005 through December 31, 2005

                                                CLOSING PRICE                 CLOSING PRICE
                                                  ON NASDAQ                     ON NASDAQ
                                                ABOVE FUND NAV                BELOW FUND NAV
                                          ---------------------------   ---------------------------
RANGE                                     FREQUENCY(1)     % OF TOTAL   FREQUENCY(1)     % OF TOTAL
                                          ------------     ----------   ------------     ----------
>0.00%-1.00%                                       148         98.67%             72         97.30%
>1.00%-2.00%                                         2          1.33%              2          2.70%
                                          ---------------------------   ---------------------------
            Total                                  150        100.00%             74        100.00%

(1) Number of Trading Days refers to the number of days during which there is buy/sell activity for the Fund on the Exchange.

II.  CUMULATIVE AND AVERAGE ANNUAL RETURNS FOR EACH BLDRS FUND

                          AVERAGE ANNUAL TOTAL RETURNS
                    (FOR THE PERIOD ENDING DECEMBER 31, 2005)

                                  PAST ONE YEAR(1)          FROM INCEPTION(1)
                                  ----------------          -----------------
                                     CLOSING                    CLOSING
BLDRS FUND                     NAV    MARKET    INDEX     NAV    MARKET    INDEX
BLDRS Asia                    18.34%   18.13%   18.76%   19.64%   19.61%   20.30%
BLDRS Developed                9.29%    9.22%    9.78%   18.70%   18.68%   19.24%
BLDRS Emerging                40.90%   40.89%   41.65%   33.79%   33.83%   34.59%
BLDRS Europe                   7.66%    7.62%    8.15%   18.92%   18.95%   19.48%

                            CUMULATIVE TOTAL RETURNS
                    (FOR THE PERIOD ENDING DECEMBER 31, 2005)

                                  PAST ONE YEAR(1)          FROM INCEPTION(1)
                                  ----------------          -----------------
                                     CLOSING                    CLOSING
BLDRS FUND                     NAV    MARKET    INDEX     NAV    MARKET    INDEX
BLDRS Asia                    18.34%   18.13%   18.76%   75.64%   75.55%   78.91%
BLDRS Developed                9.29%    9.22%    9.78%   71.35%   71.31%   74.02%
BLDRS Emerging                40.90%   40.89%   41.65%  149.63%  149.85%  154.77%
BLDRS Europe                   7.66%    7.62%    8.15%   72.34%   72.51%   75.12%

(1) Cumulative and Average Annual Total Return for the period since inception is calculated from the inception date of November 8, 2002. "Cumulative Total Return" represents the total change in value of an investment over the period indicated.

     Closing Market Price and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at market closing price and net asset value, respectively. Since fund shares typically do not trade in the secondary market until after several days after Fund inception, for the period from inception to the first day of secondary market trading in fund shares, the net asset value is used as a proxy for secondary market trading price to calculate closing market returns.

     Unlike a Fund, an Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a Fund. Fund expenses negatively impact the performance of a Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Fund shares may be worth more or less than their original cost when they are redeemed or sold in the market. A Fund's past performance is no guarantee of future results.

BLDRS INDEX FUNDS TRUST
--------------------------------------------------------------------------------


SPONSOR
-------

Nasdaq Global Funds, Inc.
(formerly Nasdaq Financial Products Services, Inc.)
c/o The Nasdaq Stock Market, Inc.
1725 K Street
Washington, DC 20006-1500


TRUSTEE
-------

The Bank of New York
2 Hanson Place
Brooklyn, NY 11217


DISTRIBUTOR
-----------

ALPS Distributors, Inc.
1625 Broadway, Suite 2200
Denver, CO 80202


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
---------------------------------------------

Ernst & Young LLP
5 Times Square
New York, NY 10036


LEGAL COUNSEL
-------------

Carter Ledyard & Milburn LLP
2 Wall Street
New York, NY 10005